Supplemental information - Changes in Non-cash Working Capital (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Supplemental information .
Accounts receivable	$ (45,067)	$ (132,507)
Crude oil inventory	413	(6,668)
Prepaid expenses	(45,617)	(71,156)
Accounts payable and accrued liabilities	40,786	142,988
Income taxes payable	304,516	32,643
Foreign exchange	(12,046)	14,540
Changes in non-cash working capital	242,985	(20,160)
Changes in non-cash operating working capital	216,869	(56,884)
Changes in non-cash investing working capital	26,116	36,724
Changes in non-cash working capital	242,985	$ (20,160)
Deposit Related to Previously Announced Transaction to Acquire Working Interest	68,500
Deposit for a land acquisition	$ 23,000